Income and expenses	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Income and Expenses
21.
Income and expenses
i)
Other income

	2023	2022	2021
(in $ millions)	$	$	$
Government grant income	1	7	8
Others	16	10	4
	17	17	12

Government grant income was provided by the Singapore Government under the Job Support Scheme.

ii)
Other expenses

	2023	2022	2021
(in $ millions)	$	$	$
Impairment of goodwill (Note 6)	—	3	8
Others	4	9	3
	4	12	11

iii)
Expenses by nature

Total cost of revenue, sales and marketing expenses, general and administrative expenses and research and development expenses include expenses of the following nature:

	2023	2022	2021
(in $ millions)	$	$	$
Staff costs	1,113	1,250	1,018
Operation costs	1,048	864	462
Depreciation and amortization	145	150	345
Marketing expenses	227	206	177
Professional fees	67	104	82